Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of year	$ 857	$ 914	$ 734
Addition to allowance	5,487	1,271	180
Write-off, net of recoveries	(1,175)	(1,328)	0
Allowance, end of year	$ 5,169	$ 857	$ 914